11. Related Parties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Advances from related parties
	June 30, 2015	December 31, 2014
Advances from CFO (former CEO)	$102,619	$142,203
Advances from Shareholder	–	15,000
	$102,619	$157,203

	2014	2013
Advances from our CEO	$142,203	$144,074
Advances from Shareholder	15,000	15,000
	$157,203	$159,074